Common Stock and Stock Plans, Stock Incentive Compensation Expense (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allocation of Stock Incentive Compensation Expense and Related Recognized Tax Benefit [Abstract]
Restricted Stock expense	$ 435	$ 338	$ 252
Performance shares	112	128	66
Stock options	13	63	118
Total stock incentive compensation expense	560	529	436
Related recognized tax benefit	$ 211	$ 200	$ 165